PGIM Corporate Bond 10+ Year ETF
Schedule of Investments  (unaudited)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.7%
Corporate Bonds 92.6%
Aerospace & Defense 2.8%
Boeing Co. (The), Sr. Unsec’d. Notes	5.930%	05/01/60	1,635	$1,620,352
RTX Corp., Sr. Unsec’d. Notes	4.500	06/01/42	615	561,571
				2,181,923
Auto Parts & Equipment 0.4%
Aptiv Swiss Holdings Ltd., Gtd. Notes	3.100	12/01/51	445	288,520
Banks 16.8%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	1,995	1,644,789
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	5.785(ff)	02/25/36	400	421,853
BNP Paribas SA (France), Sr. Non-Preferred Notes, 144A	3.132(ff)	01/20/33	400	365,184
Citigroup, Inc.,
Sub. Notes	5.827(ff)	02/13/35	1,125	1,175,611
Sub. Notes	6.020(ff)	01/24/36	570	600,983

Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.734(ff)	01/28/56	1,125	1,169,789
Intesa Sanpaolo SpA (Italy), Sr. Preferred Notes, 144A	7.800	11/28/53	200	247,480
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	615	556,363
Sr. Unsec’d. Notes	5.400	01/06/42	2,355	2,422,702
Morgan Stanley,
Sr. Unsec’d. Notes	3.217(ff)	04/22/42	1,060	836,535
Sr. Unsec’d. Notes, MTN	2.802(ff)	01/25/52	2,355	1,524,722

Wells Fargo & Co., Sr. Unsec’d. Notes	3.068(ff)	04/30/41	2,630	2,076,794
				13,042,805
Beverages 1.8%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900	02/01/46	1,465	1,374,874
Biotechnology 1.7%
Amgen, Inc., Sr. Unsec’d. Notes	5.650	03/02/53	1,295	1,301,050
Building Materials 0.4%
Owens Corning, Sr. Unsec’d. Notes	7.000	12/01/36	275	315,851
Chemicals 1.3%
CF Industries, Inc., Gtd. Notes	5.375	03/15/44	240	228,565
DuPont de Nemours, Inc., Sr. Unsec’d. Notes	5.419	11/15/48	178	169,685

PGIM Corporate Bond 10+ Year ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43	381	$348,590
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.000	12/15/42	275	229,695
				976,535
Commercial Services 1.7%
Duke University, Unsec’d. Notes, Series 2020	2.832	10/01/55	215	138,350
Massachusetts Institute of Technology, Sr. Unsec’d. Notes	5.618	06/01/55	450	475,172
President & Fellows of Harvard College, Unsec’d. Notes	2.517	10/15/50	730	452,597
Trustees of Princeton University (The), Unsec’d. Notes	4.201	03/01/52	155	132,922
Washington University (The), Sr. Unsec’d. Notes	4.349	04/15/2122	175	136,135
				1,335,176
Computers 0.5%
Apple, Inc., Sr. Unsec’d. Notes	2.850	08/05/61	615	374,808
Electric 14.3%
AEP Texas, Inc., Sr. Unsec’d. Notes, Series H	3.450	01/15/50	510	354,666
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	3.800	06/15/49	510	392,579
Ameren Illinois Co., First Mortgage	5.625	03/01/55	610	623,476
Commonwealth Edison Co., First Mortgage	4.000	03/01/49	910	726,980
Dominion Energy South Carolina, Inc., First Mortgage	6.250	10/15/53	500	551,548
DTE Electric Co., General Ref. Mortgage	3.750	08/15/47	615	480,891
Duke Energy Indiana LLC, First Mortgage	5.400	04/01/53	615	597,532
Duke Energy Ohio, Inc., First Mortgage	5.550	03/15/54	1,060	1,059,615
Entergy Louisiana LLC, First Mortgage	3.100	06/15/41	680	519,675
FirstEnergy Corp., Sr. Unsec’d. Notes, Series C	4.850	07/15/47	445	394,813
Florida Power & Light Co., First Mortgage	4.125	02/01/42	1,465	1,286,237
Kentucky Utilities Co., First Mortgage	5.850	08/15/55	35	36,058
Louisville Gas & Electric Co., First Mortgage	5.850	08/15/55	40	41,098
Nevada Power Co., General Ref. Mortgage	6.000	03/15/54	615	641,003
Northern States Power Co., First Mortgage	5.650	06/15/54	955	981,658
NSTAR Electric Co., Sr. Unsec’d. Notes	4.950	09/15/52	340	312,622

PGIM Corporate Bond 10+ Year ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Pacific Gas & Electric Co., First Mortgage	3.950%	12/01/47	400	$301,730
Public Service Co. of Colorado,
First Mortgage	5.850	05/15/55	270	277,748
First Mortgage, Series 39	4.500	06/01/52	85	72,394

San Diego Gas & Electric Co., First Mortgage	5.350	04/01/53	292	281,205
SCE Recovery Funding LLC,
Sr. Sec’d. Notes	5.341	03/15/47	74	75,006
Sr. Sec’d. Notes	5.541	09/15/52	40	40,729

Southern California Edison Co., First Mortgage, Series 20A	2.950	02/01/51	1,265	787,487
Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	5.250	10/15/35	245	244,446
				11,081,196
Electronics 0.3%
Honeywell International, Inc., Sr. Unsec’d. Notes	5.350	03/01/64	275	268,430
Foods 1.2%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	6.500	12/01/52	275	287,396
Mars, Inc., Sr. Unsec’d. Notes, 144A	5.700	05/01/55	615	627,513
				914,909
Healthcare-Services 7.2%
Children’s Hospital of Philadelphia (The), Sec’d. Notes, Series 2020	2.704	07/01/50	155	99,312
Cigna Group (The), Sr. Unsec’d. Notes	3.400	03/15/50	785	558,226
Elevance Health, Inc., Sr. Unsec’d. Notes	5.100	01/15/44	785	746,860
Humana, Inc., Sr. Unsec’d. Notes	4.950	10/01/44	445	396,784
Inova Health System Foundation, Unsec’d. Notes	4.068	05/15/52	250	203,105
Kaiser Foundation Hospitals, Unsec’d. Notes, Series 2021	3.002	06/01/51	560	375,926
Mayo Clinic, Unsec’d. Notes, Series 2021	3.196	11/15/61	250	165,350
OhioHealth Corp., Unsec’d. Notes, Series 2020	3.042	11/15/50	235	163,397
Orlando Health Obligated Group, Sr. Unsec’d. Notes	5.475	10/01/35	90	94,746
Roche Holdings, Inc., Gtd. Notes, 144A	2.607	12/13/51	200	124,856
Sentara Health, Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	216	140,672
Stanford Health Care, Unsec’d. Notes	3.027	08/15/51	500	336,542

PGIM Corporate Bond 10+ Year ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Sutter Health, Unsec’d. Notes	5.547%	08/15/53	95	$96,565
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.750	05/15/52	2,355	2,079,400
				5,581,741
Insurance 6.0%
Arch Capital Group Ltd., Sr. Unsec’d. Notes	3.635	06/30/50	445	335,668
Arthur J Gallagher & Co., Sr. Unsec’d. Notes	5.550	02/15/55	340	330,283
Chubb INA Holdings LLC, Gtd. Notes	3.050	12/15/61	275	172,800
Corebridge Financial, Inc., Sr. Unsec’d. Notes	4.350	04/05/42	673	579,602
Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.125	10/15/52	445	284,977
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes	5.750	05/20/35	1,450	1,511,653
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.500	06/15/52	340	321,916
Markel Group, Inc., Sr. Unsec’d. Notes	3.450	05/07/52	381	263,025
Unum Group, Sr. Unsec’d. Notes	6.000	06/15/54	615	611,142
W R Berkley Corp., Sr. Unsec’d. Notes	3.550	03/30/52	381	274,369
				4,685,435
Internet 2.9%
Alphabet, Inc., Sr. Unsec’d. Notes	5.300	05/15/65	890	875,263
Beignet Investor LLC, Sr. Sec’d. Notes, 144A	6.581	05/30/49	441	475,961
Meta Platforms, Inc.,
Sr. Unsec’d. Notes	5.500	11/15/45	130	129,947
Sr. Unsec’d. Notes	5.550	08/15/64	445	430,423
Sr. Unsec’d. Notes	5.625	11/15/55	130	129,621
Sr. Unsec’d. Notes	5.750	11/15/65	190	188,973
				2,230,188
Media 3.6%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	3.950	06/30/62	2,355	1,447,301
Comcast Corp., Gtd. Notes	2.937	11/01/56	2,355	1,370,297
				2,817,598
Mining 0.5%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	340	348,983
Oil & Gas 6.4%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	5.800	10/01/54	500	461,743

PGIM Corporate Bond 10+ Year ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	5.850%	02/01/35	1,465	$1,537,428
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.750	02/15/52	445	315,692
ConocoPhillips Co.,
Gtd. Notes	4.025	03/15/62	680	506,386
Gtd. Notes	5.650	01/15/65	100	98,831

Diamondback Energy, Inc., Gtd. Notes	5.750	04/18/54	340	327,879
Marathon Petroleum Corp., Sr. Unsec’d. Notes	6.500	03/01/41	340	365,168
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.400	04/15/46	400	318,122
Ovintiv, Inc., Gtd. Notes	7.100	07/15/53	340	365,295
Phillips 66 Co., Gtd. Notes	4.900	10/01/46	290	253,731
Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	6.500	05/22/35	400	426,140
				4,976,415
Pharmaceuticals 3.0%
AbbVie, Inc., Sr. Unsec’d. Notes	5.600	03/15/55	955	977,773
CVS Health Corp., Sr. Unsec’d. Notes	5.625	02/21/53	510	486,467
Eli Lilly & Co.,
Sr. Unsec’d. Notes	4.950	02/27/63	275	255,712
Sr. Unsec’d. Notes	5.550	10/15/55	25	25,816
Sr. Unsec’d. Notes	5.650	10/15/65	25	25,867

Mylan, Inc., Gtd. Notes	5.200	04/15/48	445	362,068
Takeda US Financing, Inc., Gtd. Notes	5.200	07/07/35	200	205,313
				2,339,016
Pipelines 8.0%
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	5.695	10/01/54	275	264,210
DCP Midstream Operating LP, Gtd. Notes	5.600	04/01/44	340	329,546
Energy Transfer LP, Sr. Unsec’d. Notes	4.950	01/15/43	1,200	1,068,519
Enterprise Products Operating LLC, Gtd. Notes(k)	4.850	08/15/42	1,295	1,210,415
MPLX LP, Sr. Unsec’d. Notes	4.700	04/15/48	890	747,116
ONEOK, Inc., Gtd. Notes	6.625	09/01/53	955	1,010,368
Targa Resources Corp., Gtd. Notes	6.125	05/15/55	340	341,961
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.800	11/15/54	1,235	1,245,172
				6,217,307

PGIM Corporate Bond 10+ Year ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 1.0%
Alexandria Real Estate Equities, Inc., Gtd. Notes	3.550%	03/15/52	615	$418,759
Prologis LP, Sr. Unsec’d. Notes	2.125	10/15/50	590	324,726
				743,485
Retail 1.5%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.625	05/13/51	100	72,591
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.625	04/15/52	530	395,189
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes	4.450	04/01/62	30	23,906
Sr. Unsec’d. Notes	5.850	04/01/63	275	276,098

McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.450	03/01/47	445	385,613
				1,153,397
Semiconductors 2.4%
Broadcom, Inc.,
Gtd. Notes	3.500	02/15/41	890	739,921
Sr. Unsec’d. Notes	4.900	02/15/38	390	389,239

Foundry JV Holdco LLC, Sr. Sec’d. Notes, 144A	6.300	01/25/39	200	214,807
Intel Corp., Sr. Unsec’d. Notes	3.734	12/08/47	675	493,606
				1,837,573
Software 2.6%
Microsoft Corp., Sr. Unsec’d. Notes	3.041	03/17/62	1,405	909,347
Oracle Corp., Sr. Unsec’d. Notes	3.600	04/01/50	1,610	1,065,477
				1,974,824
Telecommunications 3.5%
AT&T, Inc., Sr. Unsec’d. Notes	3.550	09/15/55	2,525	1,728,088
T-Mobile USA, Inc., Gtd. Notes	3.300	02/15/51	680	463,794
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.000	11/20/60	890	532,339
				2,724,221
Transportation 0.4%
Norfolk Southern Corp., Sr. Unsec’d. Notes	3.700	03/15/53	445	329,460
Water 0.4%
American Water Capital Corp., Sr. Unsec’d. Notes	5.700	09/01/55	330	335,805

Total Corporate Bonds (cost $69,904,397)				71,751,525

PGIM Corporate Bond 10+ Year ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 1.3%
California 0.3%
Regents of the University of California Medical Center Pooled Revenue, Taxable, Revenue Bonds, Series N	3.256%	05/15/60	150	$98,280
University of California, Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	155	129,896
				228,176
District of Columbia 0.2%
District of Columbia Water & Sewer Authority, Taxable, Revenue Bonds, Series A	4.814	10/01/2114	195	172,919
Maryland 0.1%
Maryland Economic Development Corp., Taxable, Revenue Bonds	5.433	05/31/56	125	122,894
Michigan 0.2%
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122	160	128,936
Minnesota 0.2%
University of Minnesota, Taxable, Revenue Bonds	4.048	04/01/52	161	133,178
New York 0.2%
Port Authority of New York & New Jersey, Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	155	132,970
Pennsylvania 0.1%
Pennsylvania State University (The), Taxable, Revenue Bonds, Series D	2.840	09/01/50	120	81,829

Total Municipal Bonds (cost $964,290)				1,000,902
U.S. Treasury Obligations 3.8%
U.S. Treasury Bonds	4.625	05/15/44	1,025	1,028,043
U.S. Treasury Bonds(k)	4.750	02/15/45	1,740	1,768,819
U.S. Treasury Bonds	5.000	05/15/45	115	120,660

Total U.S. Treasury Obligations (cost $2,851,531)				2,917,522

Total Long-Term Investments (cost $73,720,218)				75,669,949

	Shares
Short-Term Investment 1.2%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.111%) (cost $962,903)(wb)	962,903	962,903

TOTAL INVESTMENTS 98.9% (cost $74,683,121)		76,632,852
Other assets in excess of liabilities(z) 1.1%		851,783

Net Assets 100.0%		$77,484,635

PGIM Corporate Bond 10+ Year ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
29	10 Year U.S. Ultra Treasury Notes	Mar. 2026	$3,369,891	$25,463
77	20 Year U.S. Treasury Bonds	Mar. 2026	9,042,687	80,208
				105,671
Short Positions:
4	2 Year U.S. Treasury Notes	Mar. 2026	835,437	215
1	5 Year U.S. Treasury Notes	Mar. 2026	109,766	(9)
28	10 Year U.S. Treasury Notes	Mar. 2026	3,173,625	(3,518)
66	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	7,981,875	(72,577)
				(75,889)
				$29,782
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).